Revision of Prior Period Amounts (Tables)	12 Months Ended
Dec. 31, 2011
Text Block [Abstract]
Revision of prior period amounts
Consolidated Balance Sheet — December 31, 2010
	As previously
(Dollars in thousands)	reported (1)	Adjustment	Revised

Cash and cash equivalents	$368,134	$(26,451)	$341,683
Total current assets	1,596,675	(26,451)	1,570,224
Total assets	7,722,568	(26,451)	7,696,117
Accounts payable	344,355	(26,451)	317,904
Total current liabilities	812,223	(26,451)	785,772
Total liabilities and equity	7,722,568	(26,451)	7,696,117

Consolidated Statement of Cash Flows — Year Ended December 31, 2010

	As previously
(Dollars in thousands)	reported (1)	Adjustment	Revised

Change in Accounts payable	$(4,016)	$(43,743)	$(47,759)
Change in Other assets and liabilities	95,470	(1,995)	93,475
Cash flows from operating activities	1,121,945	(45,738)	1,076,207
Cash used for additions to property, plant and equipment	(755,032)	15,810	(739,222)
Cash flows used in investing activities	(1,223,848)	15,810	(1,208,038)
Net increase (decrease) in cash
and cash equivalents	(302,858)	(29,928)	(332,786)

Consolidated Statement of Cash Flows — Year Ended December 31, 2009

	As previously
(Dollars in thousands)	reported (1)	Adjustment	Revised

Change in Accounts payable	$29,646	$(6,548)	$23,098
Change in Other assets and liabilities	(44,896)	1,308	(43,588)
Cash flows from operating activities	1,102,594	(5,240)	1,097,354
Cash used for additions to property, plant and equipment	(671,165)	13,348	(657,817)
Cash flows used in investing activities	(781,446)	13,348	(768,098)
Net increase (decrease) in cash
and cash equivalents	(106,317)	8,108	(98,209)

  In Current Report on Form 8-K filed on November 16, 2011.